LONG-TERM AND OTHER DEBTS	9 Months Ended
Sep. 30, 2022
Financial Instruments [Abstract]
LONG-TERM AND OTHER DEBTS	LONG-TERM DEBT AND OTHER DEBTS

	September 30, 2022	December 31, 2021
	$	$
Banking Syndicate secured revolving credit, maturing August 11, 2024 (Note 8.1),	36,902,809	—
Investissement Quebec (IQ) secured loan for the financing of the battery manufacturing plant and innovation center (Note 8.2)	5,987,902	—
Strategic Innovation Fund of the Government of Canada unsecured non-interest bearing loan for the financing of the battery manufacturing plant and innovation center (Note 8.3)	4,768,853	—
Loans on research and development tax credits and subsidies receivable	9,771,494	10,564,590
Economic Development Canada (EDC) unsecured loans, maturing between January 2022 and February 2022	—	24,397
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 8.4)	40,447	95,949
Balance of purchase price payable related to the acquisition of the dealership rights, without interest (Note 8.5)	—	2,392,734
	57,471,505	13,077,670
Current portion of long-term debt and other debts	9,795,750	13,015,584
Long-term portion of long-term debt and other debts	47,675,755	62,086

8.1 Credit Agreement with Banking Syndicate

On August 11, 2021, Lion entered into a new credit agreement with a syndicate of lenders represented by National Bank of Canada, as administrative agent and collateral agent, and including Bank of Montreal and Federation des Caisses Desjardins du Quebec (the “Revolving Credit Agreement”). The Revolving Credit Agreement initially provided for a committed revolving credit facility in the maximum principal amount of $100,000,000, and was amended on January 25, 2022 to, inter alia, increase the maximum principal amount available thereunder to $200,000,000. The credit facility under the Revolving Credit Agreement is available for use to finance working capital and for other general corporate purposes, and available to be drawn subject to a borrowing base comprised of eligible accounts (including insured or investment grade accounts) and eligible inventory subject to customary eligibility and exclusionary criteria, advance rates and reserves.
8 - LONG-TERM DEBT AND OTHER DEBTS (CONTINUED)
8.1 Credit Agreement with Banking Syndicate (continued)

The credit facility under the Revolving Credit Facility currently bears interest at a floating rate by reference to the Canadian prime rate or pursuant to banker’s acceptance based on the CDOR rate, if in Canadian dollars, or the US base rate or Term Secured Overnight Financing Rate (SOFR), if in US dollars, as applicable, plus the relevant applicable margin. As at September 30, 2022, the weighted average all-in interest rate was 4.88%, divided as follow:

	Repricing date	Interest Rate
Loan in the amount of CA$30,000,000	October 2022	3.67% -3.77% plus 1.50% stamping fee
Loan in the amount of US$15,000,000	October 2022	4.42%, including spread of 1.50%
The Revolving Credit Agreement matures on August 11, 2024. The obligations under the Revolving Credit Agreement are secured by a first priority security interest, hypothec and lien on substantially all of Lion’s and certain of its subsidiaries’ property and assets (subject to certain exceptions and limitations). The Revolving Credit Agreement includes certain customary affirmative covenants, restrictions and negative covenants on Lion’s and its subsidiaries’ activities, subject to certain exceptions, baskets and thresholds. The Revolving Credit Agreement also provides for customary events of default, in each case, subject to customary grace periods, baskets and materiality thresholds. Finally, the Revolving Credit Agreement also requires Lion to maintain certain financial ratios and namely, an all times tangible net worth test and a springing fixed charge coverage ratio based on a minimum availability test. As at September 30, 2022, the Company was in compliance with the covenants and financial ratios.

8.2 Investissement Quebec loan related to Battery Manufacturing Plant and Innovation Center
On July 1, 2021, the Company entered into an interest-bearing secured loan agreement with Investissement Quebec (the “IQ Loan”) relating to the construction of its battery manufacturing plant and innovation center projects in the Province of Quebec. The IQ Loan provides for financing of up to CA$50,000,000, of which up to 30% of the amount disbursed may be forgiven subject to the satisfaction of certain criteria tied to the Company and to the operations of the battery manufacturing plant and innovation center facilities.
The IQ Loan bears interest at a fixed rate of 4.41%, and will be repayable over a ten-year term, beginning on the fifth anniversary of the first draw. The obligations under the IQ Loan are secured by a security interest, hypothec, and lien on substantially all of the Company’s and certain of its subsidiaries’ property and assets (subject to certain exceptions and limitations).
8 - LONG-TERM DEBT AND OTHER DEBTS (CONTINUED)
8.3 Strategic Innovation Fund of the Government of Canada loan related to Battery Manufacturing Plant and Innovation Center
On August 19, 2021, the Company entered into an unsecured non-interest bearing loan agreement with the Strategic Innovation Fund of the Government of Canada relating to the construction of its battery manufacturing plant and innovation center projects in the Province of Quebec (the “SIF Loan”). The SIF Loan provides for financing of up to CA$49,950,000, of which up to 30% of the amount disbursed may be forgiven subject to the satisfaction of certain criteria tied to the Company and to the operations of the battery manufacturing plant and innovation center facilities. The SIF Loan is repayable over a 15-year term beginning in 2026.
8.4 Secured loans for the acquisition of rolling stock
On September 1, 2022, the Company repaid the carrying value of $ 24,413 for the loan in the amount of $58,753 for the acquisition of rolling stock.
8.5 Balance of purchase price payable related to the acquisition of the dealership rights, without interest
On May 7, 2022, the agreement with a private company relating to the previous acquisition of dealership rights in certain territories in the United States matured and the related financial liability was derecognized. The balance of the carrying amount was derecognized and the corresponding gain was recognized in finance costs in the consolidated statements of earnings (loss) and comprehensive earnings (loss) (refer to Note 11).